UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02589

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Tax-Managed Growth Fund 1.0
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2023
Eaton Vance
Tax-Managed Growth Fund 1.0

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Performance

Portfolio Manager(s) Yana S. Barton, CFA and Kenneth D. Zinner, CFA
% Average Annual Total Returns[1,2]	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	03/29/1966	03/29/1966	17.97%	21.49%	11.86%	12.53%

S&P 500® Index	—	—	16.89%	19.59%	12.30%	12.86%
% After-Tax Returns	Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions	03/29/1966	03/29/1966	21.13%	11.61%	12.22%
After Taxes on Distributions and Sale of Fund Shares	—	—	12.81	9.79	10.72
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Apple, Inc.	8.1%
Microsoft Corp.	5.6
Amazon.com, Inc.	3.6
NVIDIA Corp.	2.7
Alphabet, Inc., Class C	2.6
Meta Platforms, Inc., Class A	2.3
Alphabet, Inc., Class A	2.2
Eli Lilly & Co.	2.0
Berkshire Hathaway, Inc., Class B	1.6
JPMorgan Chase & Co.	1.6
Total	32.3%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Fund profile subject to change due to active management.
Important Notice to Shareholders
The Fund typically meets redemptions of Fund shares by distributing portfolio securities equal in value to the Fund shares being redeemed. The selection of each security to be distributed in a redemption is in the sole discretion of the Fund’s investment adviser. Settlement of redemptions ordinarily will occur within five business days of the processing of a redemption, provided that all requested delivery information has been provided by the redeeming shareholder. Redeeming shareholders will be exposed to the risk of fluctuations in the value of the securities distributed by the Fund upon redemptions until the securities are received and/or sold by the shareholder. If portfolio securities distributed to meet a redemption are sold by the redeeming shareholder, the shareholder will incur brokerage commissions or other transaction costs. Shareholders should consult with their financial intermediary in connection with a redemption request. Questions concerning redemptions may be directed to Eaton Vance Investor Services at 1-866-910-2425.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
	$1,000.00	$1,179.70	$2.43	0.45%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,022.56	$2.26	0.45%
*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost $168,854,671)	$ 1,266,058,926
Total assets	$1,266,058,926
Liabilities
Payable for Fund shares redeemed	$ 6,298,254
Payable to affiliates:
Trustees' fees	125
Accrued expenses	148,471
Total liabilities	$ 6,446,850
Net Assets	$1,259,612,076
Sources of Net Assets
Paid-in capital	$ 18,346,014
Distributable earnings	1,241,266,062
Net Assets	$1,259,612,076
Net Asset Value and Redemption Price Per Share
($1,259,612,076 ÷ 647,138 shares of beneficial interest outstanding)	$ 1,946.43

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $122,391)	$ 8,438,866
Expenses allocated from Portfolio	(2,500,698)
Total investment income from Portfolio	$ 5,938,168
Expenses
Trustees’ fees and expenses	$ 250
Custodian fee	32,799
Transfer and dividend disbursing agent fees	67,125
Professional fees	26,194
Printing and postage	4,011
Miscellaneous	10,287
Total expenses	$ 140,666
Net investment income	$ 5,797,502
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions(1)	$ 3,671,611
Foreign currency transactions	(112)
Net realized gain	$ 3,671,499
Change in unrealized appreciation (depreciation):
Investments	$ 185,331,658
Foreign currency	2,142
Net change in unrealized appreciation (depreciation)	$185,333,800
Net realized and unrealized gain	$189,005,299
Net increase in net assets from operations	$194,802,801
(1)	Includes $9,601,347 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,797,502	$ 10,865,697
Net realized gain	3,671,499	29,099,683
Net change in unrealized appreciation (depreciation)	185,333,800	(323,053,895)
Net increase (decrease) in net assets from operations	$ 194,802,801	$ (283,088,515)
Distributions to shareholders	$ (5,885,000)	$ (10,821,313)
Net decrease in net assets from Fund share transactions	$ (24,391,342)	$ (49,018,179)
Net increase (decrease) in net assets	$ 164,526,459	$ (342,928,007)
Net Assets
At beginning of period	$ 1,095,085,617	$ 1,438,013,624
At end of period	$1,259,612,076	$1,095,085,617

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Financial Highlights

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 1,658.030	$ 2,090.220	$ 1,683.170	$ 1,378.390	$ 1,075.910	$ 1,146.130
Income (Loss) From Operations
Net investment income(1)	$ 8.841	$ 16.074	$ 12.915	$ 14.813	$ 15.815	$ 14.556
Net realized and unrealized gain (loss)	288.559	(432.164)	407.235	304.817	302.465	(70.176)
Total income (loss) from operations	$ 297.400	$ (416.090)	$ 420.150	$ 319.630	$ 318.280	$ (55.620)
Less Distributions
From net investment income	$ (9.000)	$ (16.100)	$ (13.100)	$ (14.850)	$ (15.800)	$ (14.180)
Tax return of capital	—	—	—	—	—	(0.420)
Total distributions	$ (9.000)	$ (16.100)	$ (13.100)	$ (14.850)	$ (15.800)	$ (14.600)
Net asset value — End of period	$1,946.430	$1,658.030	$2,090.220	$1,683.170	$1,378.390	$1,075.910
Total Return(2)	17.97% (3)	(19.92)%	25.04%	23.49%	29.83%	(5.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,259,612	$ 1,095,086	$ 1,438,014	$ 1,196,687	$ 1,033,733	$ 861,445
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.45% (5)(6)	0.45% (5)	0.45%	0.46%	0.47%	0.48%
Net investment income	1.00% (6)	0.91%	0.68%	1.06%	1.27%	1.23%
Portfolio Turnover of the Portfolio(7)	3% (3)	3%	1%	1%	1%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 4%, 8%, 4%, 6%, 6% and 6% for the six months ended June 30, 2023 and for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests its assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (26.5% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation— Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $2,308,588 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $2,308,588 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate (Effective January 13, 2023)*	Annual Fee Rate (Prior to January 13, 2023)
Up to $500 million	0.5575%	0.6250%
$500 million but less than $1 billion	0.4950%	0.5625%
$1 billion but less than $1.5 billion	0.4325%	0.5000%
$1.5 billion but less than $7 billion	0.3700%	0.4375%
$7 billion but less than $10 billion	0.3575%	0.4250%
$10 billion but less than $15 billion	0.3450%	0.4125%
$15 billion but less than $20 billion	0.3325%	0.4000%
$20 billion but less than $25 billion	0.3225%	0.3900%
$25 billion but less than $30 billion	0.3125%	0.3800%
$30 billion but less than $35 billion	0.3020%	0.3700%
$35 billion but less than $45 billion	0.2970%	0.3650%
$45 billion and over	0.2920%	0.3600%
*	Pursuant to an amendment to the investment advisory agreement effective January 13, 2023, EVM contractually agreed to reduce the annual fee rate of the average daily net asset levels as stated above in order to approximately match the effective annualized fee rate in effect prior to the redemption described in Note 1 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
For the six months ended June 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, EVM earned $35,497 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Investment Transactions
For the six months ended June 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $4,918 and $25,426,091, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $20,692,375.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Issued to shareholders electing to receive payments of distributions in Fund shares	842	$ 1,534,562	1,648	$ 2,795,159
Redemptions	(14,177)	(25,925,904)	(29,146)	(51,813,338)
Net decrease	(13,335)	$(24,391,342)	(27,498)	$(49,018,179)

Tax-Managed Growth Portfolio
June 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)(1)	142,446	$ 30,078,897
General Dynamics Corp.	37,550	8,078,882
Lockheed Martin Corp.	18,733	8,624,299
Northrop Grumman Corp.	16,117	7,346,129
Raytheon Technologies Corp.	254,338	24,914,950
		$ 79,043,157
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	80,986	$ 7,641,029
FedEx Corp.	76,762	19,029,300
United Parcel Service, Inc., Class B	127,908	22,927,509
		$ 49,597,838
Automobile Components — 0.2%
Aptiv PLC(1)	89,316	$ 9,118,270
		$ 9,118,270
Automobiles — 0.2%
Tesla, Inc.(1)	35,281	$ 9,235,507
		$ 9,235,507
Banks — 3.2%
Bank of America Corp.	478,599	$ 13,731,005
Citigroup, Inc.	77,389	3,562,990
Fifth Third Bancorp	491,355	12,878,415
JPMorgan Chase & Co.	514,622	74,846,624
PNC Financial Services Group, Inc. (The)	15,834	1,994,292
Regions Financial Corp.	456,199	8,129,466
Societe Generale S.A.	213,749	5,558,810
Truist Financial Corp.	332,676	10,096,717
U.S. Bancorp	81,258	2,684,764
Wells Fargo & Co.	446,596	19,060,717
		$ 152,543,800
Beverages — 1.9%
Coca-Cola Co. (The)	455,199	$ 27,412,084
Constellation Brands, Inc., Class A	56,905	14,006,028
Monster Beverage Corp.(1)	142,992	8,213,460
PepsiCo, Inc.	228,875	42,392,227
		$ 92,023,799
Security	Shares	Value
Biotechnology — 2.3%
AbbVie, Inc.	193,103	$ 26,016,767
Alnylam Pharmaceuticals, Inc.(1)	3,409	647,506
Amgen, Inc.	97,100	21,558,142
Argenx SE ADR(1)	57,452	22,390,768
Biogen, Inc.(1)	9,680	2,757,348
Gilead Sciences, Inc.	193,738	14,931,388
Vertex Pharmaceuticals, Inc.(1)	64,684	22,762,946
		$ 111,064,865
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	1,335,500	$ 174,095,780
		$ 174,095,780
Building Products — 0.4%
Carrier Global Corp.	189,214	$ 9,405,828
Johnson Controls International PLC	160,853	10,960,523
		$ 20,366,351
Capital Markets — 3.4%
Ameriprise Financial, Inc.	30,879	$ 10,256,769
Bank of New York Mellon Corp. (The)	149,031	6,634,860
BlackRock, Inc.	7,289	5,037,719
Cboe Global Markets, Inc.	75,857	10,469,025
Charles Schwab Corp. (The)	371,381	21,049,875
CME Group, Inc.	36,417	6,747,706
Goldman Sachs Group, Inc. (The)	128,899	41,575,083
Intercontinental Exchange, Inc.	60,970	6,894,488
LPL Financial Holdings, Inc.	33,326	7,246,072
Moody's Corp.	66,944	23,277,768
S&P Global, Inc.	32,008	12,831,687
T. Rowe Price Group, Inc.	105,316	11,797,498
		$ 163,818,550
Chemicals — 1.6%
Air Products and Chemicals, Inc.	2,258	$ 676,339
Corteva, Inc.	18,814	1,078,042
Dow, Inc.	18,955	1,009,543
DuPont de Nemours, Inc.	142,744	10,197,631
Ecolab, Inc.	110,020	20,539,634
Linde PLC	58,347	22,234,875
PPG Industries, Inc.	89,144	13,220,055
Sherwin-Williams Co. (The)	32,982	8,757,381
		$ 77,713,500
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	57,850	$ 8,268,500

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	100,192	$ 17,375,297
		$ 25,643,797
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	193,655	$ 31,383,729
Cisco Systems, Inc.	517,461	26,773,432
Motorola Solutions, Inc.	2,673	783,938
		$ 58,941,099
Consumer Finance — 0.8%
American Express Co.	121,531	$ 21,170,700
Capital One Financial Corp.	15,163	1,658,378
Discover Financial Services	146,305	17,095,739
		$ 39,924,817
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	113,479	$ 61,094,824
Dollar Tree, Inc.(1)	44,191	6,341,409
Kroger Co. (The)	35,353	1,661,591
Sprouts Farmers Market, Inc.(1)	185,476	6,812,534
Sysco Corp.	155,777	11,558,653
Walgreens Boots Alliance, Inc.	74,956	2,135,496
		$ 89,604,507
Electric Utilities — 0.9%
Edison International	197,713	$ 13,731,168
NextEra Energy, Inc.	316,351	23,473,244
Xcel Energy, Inc.	114,436	7,114,486
		$ 44,318,898
Electrical Equipment — 1.0%
AMETEK, Inc.	23,362	$ 3,781,840
Eaton Corp. PLC	8,651	1,739,716
Emerson Electric Co.	269,079	24,322,051
Rockwell Automation, Inc.	50,722	16,710,363
		$ 46,553,970
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	278,843	$ 9,770,659
		$ 9,770,659
Energy Equipment & Services — 0.3%
Halliburton Co.	166,374	$ 5,488,678
Schlumberger NV	206,344	10,135,618
		$ 15,624,296
Security	Shares	Value
Entertainment — 1.9%
Activision Blizzard, Inc.(1)	79,304	$ 6,685,327
Netflix, Inc.(1)	80,353	35,394,693
Walt Disney Co. (The)(1)	534,448	47,715,518
		$ 89,795,538
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class A(1)	84	$ 43,496,040
Berkshire Hathaway, Inc., Class B(1)	224,583	76,582,803
Fiserv, Inc.(1)	21,260	2,681,949
Mastercard, Inc., Class A	36,635	14,408,545
PayPal Holdings, Inc.(1)	146,905	9,802,971
Visa, Inc., Class A	212,810	50,538,119
		$ 197,510,427
Food Products — 1.4%
Conagra Brands, Inc.	212,710	$ 7,172,581
Flowers Foods, Inc.	147,169	3,661,565
General Mills, Inc.	15,587	1,195,523
Hershey Co. (The)	47,710	11,913,187
JM Smucker Co. (The)	12,283	1,813,831
Kellogg Co.	58,497	3,942,698
Lamb Weston Holdings, Inc.	73,135	8,406,868
McCormick & Co., Inc., Non Voting Shares	96,258	8,396,585
Mondelez International, Inc., Class A	142,261	10,376,517
Nestle S.A.	94,686	11,389,923
		$ 68,269,278
Ground Transportation — 1.1%
CSX Corp.	52,770	$ 1,799,457
Norfolk Southern Corp.	65,062	14,753,459
Uber Technologies, Inc.(1)	110,000	4,748,700
Union Pacific Corp.	148,572	30,400,803
		$ 51,702,419
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	260,303	$ 28,378,233
Alcon, Inc.	22,037	1,809,458
Becton Dickinson & Co.	8,470	2,236,165
Boston Scientific Corp.(1)	289,826	15,676,688
Dexcom, Inc.(1)	153,683	19,749,802
GE HealthCare Technologies, Inc.	135,517	11,009,401
Intuitive Surgical, Inc.(1)	101,205	34,606,038
Medtronic PLC	110,455	9,731,086

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	72,313	$ 22,061,973
Zimmer Biomet Holdings, Inc.	77,057	11,219,499
		$ 156,478,343
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	14,717	$ 1,391,787
CVS Health Corp.	168,934	11,678,407
DaVita, Inc.(1)	135,607	13,624,435
Elevance Health, Inc.	29,512	13,111,887
HCA Healthcare, Inc.	64,083	19,447,909
Henry Schein, Inc.(1)	22,430	1,819,073
UnitedHealth Group, Inc.	123,171	59,200,909
		$ 120,274,407
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(1)	63,500	$ 8,138,160
Booking Holdings, Inc.(1)	15,067	40,685,872
Chipotle Mexican Grill, Inc.(1)	3,990	8,534,610
Marriott International, Inc., Class A	46,029	8,455,067
McDonald's Corp.	5,400	1,611,414
Starbucks Corp.	477,302	47,281,536
Yum! Brands, Inc.	79,662	11,037,170
		$ 125,743,829
Household Products — 1.4%
Colgate-Palmolive Co.	397,371	$ 30,613,462
Kimberly-Clark Corp.	20,354	2,810,073
Procter & Gamble Co. (The)	220,699	33,488,866
		$ 66,912,401
Industrial Conglomerates — 0.5%
General Electric Co.	163,570	$ 17,968,164
Honeywell International, Inc.	22,939	4,759,843
		$ 22,728,007
Industrial REITs — 0.1%
EastGroup Properties, Inc.	25,000	$ 4,340,000
		$ 4,340,000
Insurance — 1.5%
Aflac, Inc.	154,400	$ 10,777,120
Aon PLC, Class A	27,135	9,367,002
Arthur J. Gallagher & Co.	47,054	10,331,647
Markel Group, Inc.(1)	6,362	8,799,791
Marsh & McLennan Cos., Inc.	46,353	8,718,072
Security	Shares	Value
Insurance (continued)
Progressive Corp. (The)	151,029	$ 19,991,709
Travelers Cos., Inc. (The)	20,353	3,534,502
		$ 71,519,843
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A(1)	897,188	$ 107,393,404
Alphabet, Inc., Class C(1)	1,038,680	125,649,119
Meta Platforms, Inc., Class A(1)	383,462	110,045,925
		$ 343,088,448
IT Services — 1.6%
Accenture PLC, Class A	165,256	$ 50,994,696
Akamai Technologies, Inc.(1)	147,626	13,267,149
International Business Machines Corp.	92,900	12,430,949
		$ 76,692,794
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	151,400	$ 18,205,850
Danaher Corp.	103,257	24,781,680
Illumina, Inc.(1)	10,000	1,874,900
Thermo Fisher Scientific, Inc.	24,874	12,978,009
		$ 57,840,439
Machinery — 2.4%
Caterpillar, Inc.	56,089	$ 13,800,699
Deere & Co.	32,269	13,075,076
Donaldson Co., Inc.	89,373	5,586,706
Dover Corp.	97,408	14,382,291
Fortive Corp.	25,736	1,924,281
Illinois Tool Works, Inc.	143,086	35,794,394
Otis Worldwide Corp.	68,364	6,085,080
PACCAR, Inc.	28,969	2,423,257
Parker-Hannifin Corp.	16,957	6,613,908
Snap-on, Inc.	14,911	4,297,201
Westinghouse Air Brake Technologies Corp.	77,029	8,447,770
		$ 112,430,663
Media — 0.2%
Comcast Corp., Class A	218,452	$ 9,076,681
		$ 9,076,681
Metals & Mining — 0.1%
Nucor Corp.	35,624	$ 5,841,624
		$ 5,841,624

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	50,472	$ 4,562,669
		$ 4,562,669
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(1)	328,489	$ 7,565,102
Cheniere Energy, Inc.	149,498	22,777,515
ConocoPhillips	250,715	25,976,581
Devon Energy Corp.	33,163	1,603,099
EOG Resources, Inc.	16,793	1,921,791
Exxon Mobil Corp.	647,802	69,476,765
Hess Corp.	20,651	2,807,503
Marathon Petroleum Corp.	69,480	8,101,368
Murphy Oil Corp.	42,538	1,629,205
Phillips 66	51,867	4,947,075
		$ 146,806,004
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	78,951	$ 15,504,397
		$ 15,504,397
Pharmaceuticals — 5.1%
AstraZeneca PLC ADR	182,272	$ 13,045,207
Bristol-Myers Squibb Co.	349,518	22,351,676
Catalent, Inc.(1)	45,943	1,992,088
Eli Lilly & Co.	207,797	97,452,637
Johnson & Johnson	280,251	46,387,146
Merck & Co., Inc.	215,040	24,813,466
Organon & Co.	117,011	2,434,999
Pfizer, Inc.	311,715	11,433,706
Zoetis, Inc.	142,003	24,454,337
		$ 244,365,262
Professional Services — 1.1%
ASGN, Inc.(1)	105,500	$ 7,978,965
Automatic Data Processing, Inc.	68,245	14,999,569
Equifax, Inc.	8,854	2,083,346
Jacobs Solutions, Inc.	56,851	6,759,015
Paycom Software, Inc.	26,230	8,426,125
Verisk Analytics, Inc.	46,792	10,576,396
		$ 50,823,416
Residential REITs — 0.2%
Invitation Homes, Inc.	156,000	$ 5,366,400
Mid-America Apartment Communities, Inc.	31,500	4,783,590
		$ 10,149,990
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices, Inc.	133,698	$ 26,045,707
Applied Materials, Inc.	187,182	27,055,286
Broadcom, Inc.	22,966	19,921,397
Intel Corp.	706,297	23,618,572
Lam Research Corp.	25,000	16,071,500
Marvell Technology, Inc.	95,391	5,702,474
NVIDIA Corp.	302,592	128,002,468
ON Semiconductor Corp.(1)	163,500	15,463,830
QUALCOMM, Inc.	316,219	37,642,710
Texas Instruments, Inc.	158,452	28,524,529
		$ 328,048,473
Software — 10.3%
Adobe, Inc.(1)	80,840	$ 39,529,952
Cadence Design Systems, Inc.(1)	83,984	19,695,928
Check Point Software Technologies, Ltd.(1)	56,536	7,102,052
Fortinet, Inc.(1)	158,000	11,943,220
Intuit, Inc.	46,644	21,371,814
Microsoft Corp.	791,626	269,580,318
Oracle Corp.	80,569	9,594,962
Palo Alto Networks, Inc.(1)	153,583	39,241,992
Salesforce, Inc.(1)	90,956	19,215,365
ServiceNow, Inc.(1)	67,266	37,801,474
Splunk, Inc.(1)	55,478	5,885,661
Workday, Inc., Class A(1)	54,405	12,289,546
		$ 493,252,284
Specialized REITs — 0.4%
American Tower Corp.	10,718	$ 2,078,649
Public Storage	51,744	15,103,039
		$ 17,181,688
Specialty Retail — 3.0%
Best Buy Co., Inc.	122,742	$ 10,058,707
Dick's Sporting Goods, Inc.	23,739	3,138,058
Five Below, Inc.(1)	55,175	10,844,094
Lowe's Cos., Inc.	212,443	47,948,385
O'Reilly Automotive, Inc.(1)	14,850	14,186,205
Ross Stores, Inc.	141,093	15,820,758
Signet Jewelers, Ltd.	51,233	3,343,466
TJX Cos., Inc. (The)	219,657	18,624,717
Tractor Supply Co.	50,157	11,089,713
Ulta Beauty, Inc.(1)	17,591	8,278,237
		$ 143,332,340

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	1,986,542	$ 385,329,552
		$ 385,329,552
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	424,913	$ 46,897,648
		$ 46,897,648
Tobacco — 0.5%
Altria Group, Inc.	157,274	$ 7,124,512
Philip Morris International, Inc.	162,661	15,878,967
		$ 23,003,479
Total Common Stocks (identified cost $1,707,115,685)		$4,758,505,803

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(2)	16,765,244	$ 16,765,244
Total Short-Term Investments (identified cost $16,765,244)		$ 16,765,244
Total Investments — 99.9% (identified cost $1,723,880,929)		$4,775,271,047
Other Assets, Less Liabilities — 0.1%		$ 5,206,604
Net Assets — 100.0%		$4,780,477,651
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,707,115,685)	$ 4,758,505,803
Affiliated investments, at value (identified cost $16,765,244)	16,765,244
Dividends receivable	2,544,486
Dividends receivable from affiliated investments	85,860
Receivable for investments sold	6,295,063
Tax reclaims receivable	394,949
Receivable from affiliates	54,579
Total assets	$4,784,645,984
Liabilities
Payable to affiliates:
Investment adviser fee	$ 1,571,871
Trustees' fees	27,125
Accrued expenses	2,569,337
Total liabilities	$ 4,168,333
Net Assets applicable to investors' interest in Portfolio	$4,780,477,651

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $1,888,001)	$ 43,472,490
Dividend income from affiliated investments	1,176,564
Total investment income	$ 44,649,054
Expenses
Investment adviser fee	$ 12,999,337
Trustees’ fees and expenses	54,250
Custodian fee	519,725
Professional fees	103,766
Miscellaneous	174,364
Total expenses	$ 13,851,442
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 331,083
Total expense reductions	$ 331,083
Net expenses	$ 13,520,359
Net investment income	$ 31,128,695
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions(1)	$ (13,898,463)
Investment transactions - affiliated investments(1)	8,727,060
Foreign currency transactions	(423)
Net realized loss	$ (5,171,826)
Change in unrealized appreciation (depreciation):
Investments	$ 1,827,092,690
Investments - affiliated investments	(2,778,056)
Foreign currency	13,508
Net change in unrealized appreciation (depreciation)	$1,824,328,142
Net realized and unrealized gain	$1,819,156,316
Net increase in net assets from operations	$1,850,285,011
(1)	Aggregate amount includes $30,628,776 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 31,128,695	$ 300,457,402
Net realized gain (loss)	(5,171,826)	778,434,816
Net change in unrealized appreciation (depreciation)	1,824,328,142	(8,569,954,185)
Net increase (decrease) in net assets from operations	$ 1,850,285,011	$ (7,491,061,967)
Capital transactions:
Contributions	$ 82,655,859	$ 2,468,619,619
Withdrawals	(27,745,525,628)	(1,697,105,702)
Net increase (decrease) in net assets from capital transactions	$(27,662,869,769)	$ 771,513,917
Net decrease in net assets	$(25,812,584,758)	$ (6,719,548,050)
Net Assets
At beginning of period	$ 30,593,062,409	$ 37,312,610,459
At end of period	$ 4,780,477,651	$30,593,062,409

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Financial Highlights

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.43% (1)(2)(3)	0.43% (3)	0.43%	0.44%	0.45%	0.46%
Net investment income	0.99% (1)	0.93%	0.69%	1.07%	1.28%	1.25%
Portfolio Turnover(4)	3% (5)	3%	1%	1%	1%	1%
Total Return	17.99% (5)	(19.86)%	25.05%	23.42%	29.87%	(5.02)%
Net assets, end of period (000’s omitted)	$4,780,478	$30,593,062	$37,312,610	$27,986,714	$22,013,353	$16,016,046
(1)	Annualized.
(2)	The investment adviser reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the six months ended June 30, 2023). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(4)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 4%, 8%, 4%, 6%, 6% and 6% for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(5)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2023, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 26.5%, 44.5%, 24.1%, and less than 0.05% respectively, in the Portfolio. As of the close of business on January 13, 2023, the unregistered fund redeemed in-kind its entire interest in the Portfolio amounting to $27,556,262,973. The in-kind redemption of the unregistered fund’s interest in the Portfolio did not result in the Portfolio’s recognition of any gain or loss for federal income tax purposes and is not expected to materially affect the Portfolio’s investment strategy, fees and expenses, or tax position.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR) an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate (Effective January 13, 2023)*	Annual Fee Rate (Prior to January 13, 2023)
Up to $500 million	0.5575%	0.6250%
$500 million but less than $1 billion	0.4950%	0.5625%
$1 billion but less than $1.5 billion	0.4325%	0.5000%
$1.5 billion but less than $7 billion	0.3700%	0.4375%
$7 billion but less than $10 billion	0.3575%	0.4250%
$10 billion but less than $15 billion	0.3450%	0.4125%
$15 billion but less than $20 billion	0.3325%	0.4000%
$20 billion but less than $25 billion	0.3225%	0.3900%
$25 billion but less than $30 billion	0.3125%	0.3800%
$30 billion but less than $35 billion	0.3020%	0.3700%
$35 billion but less than $45 billion	0.2970%	0.3650%
$45 billion and over	0.2920%	0.3600%
*	Pursuant to an amendment to the investment advisory agreement effective January 13, 2023, BMR contractually agreed to reduce the annual fee rate of the average daily net asset levels as stated above in order to approximately match the effective annualized fee rate in effect prior to the redemption described in Note 1.
For the six months ended June 30, 2023, the Portfolio's investment adviser fee amounted to $12,999,337 or 0.41% (annualized) of the Portfolio's average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of

Tax-Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment adviser fee paid was reduced by $36,088 relating to the Portfolio’s investment in the Liquidity Fund.
BMR has agreed to waive its advisory fee and/or reimburse the Portfolio's operating expenses to the extent that total annual operating expenses (excluding expenses such as brokerage commissions, borrowing costs, taxes or litigation expenses, indemnification expenses, and other expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.43% of Portfolio's average daily net assets. The expense reimbursement agreement with BMR may be changed or terminated after January 13, 2026. For the six months ended June 30, 2023, BMR waived or reimbursed expenses of $294,996.
Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments transferred from the Portfolio, aggregated $210,783,356 and $241,217,879, respectively, for the six months ended June 30, 2023. In addition, investors contributed securities with an aggregate market value of $75,679,239 and investments having an aggregate market value of $126,942,011 were distributed in payment for capital withdrawals during the six months ended June 30, 2023.
As of the close of business on January 13, 2023, the unregistered fund redeemed in-kind it's entire interest in the Portfolio amounting to $27,556,226,973 of which $27,357,403,265 represented securities and $198,859,708 represented cash.  For financial reporting purposes, the identified cost of the aggregate investments redeemed amounting to $16,359,959,768  was carried forward to the unregistered fund and no gain or loss was recognized on the in-kind redemption.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,844,913,626
Gross unrealized appreciation	$ 2,935,103,326
Gross unrealized depreciation	(4,745,904)
Net unrealized appreciation	$2,930,357,422
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.

Tax-Managed Growth Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Investments
At June 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $16,765,244, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 90,143,050	$ —	$ (96,092,054)	$ 8,727,060	$ (2,778,056)	$ —	$ 189,077	—
Short-Term Investments
Liquidity Fund	170,972,940	196,257,149	(350,464,845)	—	—	16,765,244	987,487	16,765,244
Total				$8,727,060	$(2,778,056)	$16,765,244	$1,176,564
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 441,960,667	$ —	$ —	$ 441,960,667
Consumer Discretionary	508,423,374	—	—	508,423,374
Consumer Staples	343,927,938	11,389,923	—	355,317,861
Energy	162,430,300	—	—	162,430,300
Financials	619,758,627	5,558,810	—	625,317,437
Health Care	690,023,316	—	—	690,023,316
Industrials	458,889,618	—	—	458,889,618
Information Technology	1,352,034,861	—	—	1,352,034,861
Materials	83,555,124	—	—	83,555,124
Real Estate	31,671,678	—	—	31,671,678
Utilities	48,881,567	—	—	48,881,567
Total Common Stocks	$4,741,557,070	$ 16,948,733*	$ —	$4,758,505,803
Short-Term Investments	$ 16,765,244	$ —	$ —	$ 16,765,244
Total Investments	$4,758,322,314	$ 16,948,733	$ —	$4,775,271,047
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period.The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board considered the fact that the Adviser had committed to permanently reduce fees of the Fund in an agreed upon amount, with such reduction effective January 13, 2023.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2023
Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Growth Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Growth Fund 1.0
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7696    6.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2023